UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
January 31, 2005		Market
		Value
	Shares	(000)

COMMON STOCKS (99.5%)

Argentina (0.5%)
Tenaris SA	1,028,060	$4,989
* Petrobas Energia Participaciones SA	3,084,460	3,584
* Telecom Argentina STET-France Telecom SA	1,468,585	3,232
Tenaris SA	450,275	2,193
Siderar SA Class A	305,267	1,993
* Transportadora de Gas Sur SA	889,255	1,024
* BBVA Banco Frances SA	410,770	962
* Irsa Inversiones y Representaciones SA	531,972	653
* Molinos Rio de la Plata SA	345,996	631
Solvay Indupa S.A.I.C	414,038	528
* Petrobras Energia Participaciones SA ADR	31,000	365
Cresud SA	209,663	308

		20,462

Brazil (10.2%)
Petroleo Brasileiro SA Pfd.	1,390,488	49,545
Petroleo Brasileiro SA	1,009,665	40,680
Companhia Vale do Rio Doce Pfd. Class A	1,470,892	37,102
Cia Vale do Rio Doce (CVRD)	1,194,007	36,114
Banco Itau Holding Financeira SA	185,690	27,657
Banco Bradesco SA	822,695	20,359
Companhia de Bebidas das Americas Pfd.	77,085,107	19,694
Tele Norte Leste Participacoes SA Pfd.	914,588	13,168
Companhia Siderurgica Nacional SA	507,884	10,164
* Empresa Brasileira de Aeronautica SA Pfd.	1,259,691	9,987
Unibanco-Uniao de Bancos Brasileiros SA	1,456,698	8,862
Gerdau SA Pfd.	480,232	8,143
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd. Class A	378,981	7,743
Companhia Energetica de Minas Gerais Pfd.	322,950,323	7,116
Braskem SA Pfd. A Shares	135,221,444	5,995
Aracruz Celulose SA Pfd. B Shares	1,616,823	5,650
Centrais Electricas Brasileiras SA	400,250,468	5,174
Brasil Telecom Participacoes SA Pfd.	799,623,850	5,146
* Caemi Mineracao e Metalurgia SA Pfd.	5,521,443	5,082
* Telesp Celular Participacoes SA Pfd.	2,003,648,655	4,951
Votorantim Celulose e Papel SA Pfd.	289,054	4,195
Klabin SA	2,023,456	3,810
Tele Norte Leste Participacoes SA	202,109	3,497
Souza Cruz SA	270,693	3,167
Centrais Electricas Brasileiras SA Pfd. B Shares	241,394,176	3,028
Sadia SA Pfd.	1,511,238	2,903
Companhia Siderurgica de Tubarao	50,070,200	2,725
Companhia de Saneamento Basico do Estado de Sao Paulo	50,171,100	2,648
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	105,813,119	2,344
Tele Celular Sul Participacose SA Pfd.	1,474,268,895	2,094
Tele Centro Oeste Celular Participacoes SA Pfd.	638,091,870	2,093
Brasil Telecom Participacoes SA	209,619,938	2,077
* Companhia Paranaense de Energia-COPEL	366,085,632	1,609
Companhia de Tecidos Norte de Minas Pfd.	13,169,668	1,371
* Embratel Participacoes SA Pfd.	731,715,918	1,146
Telemig Celular Participacoes SA Pfd.	774,328,347	1,047
* Duratex SA Pfd.	19,744,256	894
Celular CRT Participacoes SA	3,208,800	588

		369,568

Chile (2.0%)
Empresas Copec SA	1,598,800	12,295
Empresas CMPC SA	348,599	7,578
* Enersis SA	45,023,270	7,234
Empresa Nacional de Electricidad SA	11,529,300	6,578
Compania de Telecomunicaciones de Chile SA	1,842,900	5,213
Banco Santander Chile SA	165,562,844	5,121
S.A.C.I. Falabella, SA	2,097,964	4,651
Empresa Nacional de Telecomunicaciones SA	333,000	2,663
Distribucion y Servicio D&S SA	9,178,900	2,611
Sociedad Quimica y Minera de Chile SA	423,800	2,534
Compania Acero del Pacifico SA (CAP)	289,500	2,493
Cencosud SA	1,348,485	2,167
Compania Cervecerias Unidas SA	449,274	2,158
Vina Concha y Toro SA	1,263,731	1,824
Colburn SA	15,182,500	1,723
Empresas Almancenes Paris SA	1,045,694	1,447
Embotelladora Andina SA Pfd. Class B	601,610	1,277
Embotelladora Andina SA	532,323	1,079
Masisa SA	1,618,171	1,021
Parque Arauco SA	951,700	482
* Enersis SA ADR	17,500	140

		72,289

China (8.1%)
China Mobile (Hong Kong) Ltd.	17,400,000	54,543
PetroChina Co. Ltd.	55,987,400	31,045
CNOOC Ltd.	43,573,500	23,044
China Petroleum & Chemical Corp.	47,495,700	18,877
China Telecom Corp. Ltd.	46,644,000	17,342
* China Life Insurance Co., Ltd.	23,694,000	15,796
CITIC Pacific Ltd.	3,874,000	10,852
Cosco Pacific Ltd.	3,814,000	7,946
Huaneng Power International, Inc. H Share	10,810,000	7,553
* Ping An Insurance (Group) Co. of China Ltd.	4,526,500	7,515
China Merchants Holdings International Co. Ltd.	3,788,000	7,455
Yanzhou Coal Mining Co. Ltd. H Shares	4,330,000	6,134
Denway Motors Ltd.	15,249,000	5,621
China Resources Enterprise Ltd.	3,351,659	4,899
Aluminum Corp. of China Ltd.	8,757,000	4,800
China Shipping Development Co.	4,586,000	3,881
* Semiconductor Manufacturing International Corp.	18,803,000	3,833
Beijing Datang Power Generation Co. Ltd.	5,062,000	3,602
Zhejiang Expressway Co., Ltd.	5,038,000	3,585
Lenovo Group Ltd.	11,914,000	3,208
Sinopec Shanghai Petrochemical Co. Ltd.	8,262,000	3,019
Shanghai Industrial Holding Ltd.	1,350,000	2,968
* China Shipping Container Lines Co. Ltd.	7,308,000	2,928
* PICC Property and Casualty Co. Ltd.	8,584,000	2,834
China Overseas Land & Investment Ltd.	11,306,000	2,827
Maanshan Iron and Steel Co. Ltd.	6,108,000	2,212
China Travel International	6,732,000	2,136
The Guangshen Railway Co., Ltd.	5,072,000	2,048
Jiangsu Expressway Co. Ltd. H Share	4,336,000	1,932
Weiqiao Textile Co. Ltd.	1,222,500	1,857
Sinopec Beijing Yanhua Petrochemical Co. Ltd.	3,558,000	1,676
Sinotrans Ltd.	5,079,000	1,660
* China Southern Airlines Company Ltd.	4,162,000	1,521
Beijing Capital International Airport Co., Ltd.	3,560,000	1,518
Huadian Power International Corp. Ltd.	5,030,000	1,483
Brilliance China Automotive Holdings Ltd.	7,749,000	1,371
Beijing Enterprises Holdings Ltd.	876,000	1,353
Jiangxi Copper Co. Ltd.	2,472,000	1,323
Fujian Zijin Mining Industry Co., Ltd.	2,830,000	1,243
Zhejiang Southeast Electric Power Co., Ltd.	2,368,401	1,222
Tsingtao Brewery Co., Ltd.	1,086,000	1,211
* China Eastern Airlines Corp. Ltd.	5,572,000	1,143
China Everbright Ltd.	2,480,000	1,129
COFCO International Ltd.	2,182,000	1,112
Shenzhen Expressway Co. Ltd.	2,616,000	1,031
Guangdong Electric Power Development Co., Ltd.	2,219,400	1,024
Sinopec Yizheng Chemical Fibre Co., Ltd.	4,980,000	919
TCL International Holdings Ltd.	4,383,000	905
Travelsky Technology Ltd.	1,085,000	862
China Pharmaceutical Group Ltd.	2,432,000	624
Shenzhen Investment Ltd.	3,909,000	601
Qingling Motors Co. Ltd. H Share	3,975,000	596
China Resources Land	2,620,000	504
AviChina Industry & Technology Co., Ltd.	5,414,000	465
* Digital China Holdings Ltd.	1,232,100	332

		293,120

Czech Republic (0.9%)
Ceske Energeticke Zavody a.s	733,342	11,176
Cesky Telecom a.s	569,783	10,330
Komercni Banka a.s	53,792	8,048
Philip Morris CR a.s	2,436	1,944
* Zentiva NV	46,900	1,609
* Unipetrol a.s	256,045	1,454

		34,561

Hong Kong (0.2%)
Angang New Steel Co. Ltd.	3,168,000	1,726
BYD Co. Ltd.	524,500	1,597
Anhui Conch Cement Co. Ltd.	1,538,000	1,577
Guangzhou Investment Co. Ltd.	11,122,000	1,169
China Travel International Warrants (Exp. 5/31/06)	1,319,200	164
* TCL Communication Technology Holdings Ltd.	1,838,400	125

		6,358

Hungary (1.8%)
OTP Bank Rt	891,581	28,848
MOL Magyar Olaj-es Gazipari Rt	268,054	17,902
Magyar Tavkozlesi Rt	1,660,277	7,712
Richter Gedeon Rt	49,414	6,481
BorsodChem Rt	214,031	2,559

		63,502

India (6.1%)
Infosys Technologies Ltd.	615,111	29,128
Reliance Industries Ltd.	2,223,219	27,126
ICICI Bank Ltd.	1,509,690	12,470
Oil and Natural Gas Corp. Ltd.	605,400	11,356
Housing Development Finance Corp. Ltd.	610,780	10,882
Hindustan Lever Ltd.	2,725,868	9,981
ITC Ltd.	245,510	7,659
Satyam Computer Services Ltd.	795,855	7,553
HDFC Bank Ltd.	557,012	7,201
Tata Motors Ltd.	621,438	7,185
Ranbaxy Laboratories Ltd.	249,880	6,210
Tata Consultancy Services Ltd.	203,059	6,050
Wipro Ltd.	321,368	5,187
Gail India Ltd.	897,600	4,734
Tata Iron and Steel Company Ltd.	469,940	4,155
Hindalco Industries Ltd.	130,900	3,900
Larsen & Toubro Ltd.	167,100	3,848
Bharat Heavy Electricals Ltd.	206,460	3,550
Grasim Industries Ltd.	115,170	3,504
Hero Honda Motors Ltd.	282,750	3,476
Dr. Reddy's Laboratories Ltd.	176,350	2,974
State Bank of India	185,124	2,726
Maruti Udyog Ltd.	246,500	2,552
Zee Telefilms Ltd.	712,650	2,529
Bajaj Auto Ltd.	103,320	2,456
Hindustan Petroleum Corporation Ltd.	288,100	2,396
Gujarat Ambuja Cements Ltd.	230,670	2,374
Mahindra & Mahindra Ltd.	184,470	2,280
Mahanagar Telephone Nigam Ltd.	667,750	2,174
Bharat Petroleum Corp. Ltd.	212,680	2,070
Sun Pharmaceutical Industries Ltd.	164,660	1,870
I-Flex Solutions Ltd.	132,500	1,865
Cipla Ltd.	253,750	1,667
Tata Power Company Ltd.	175,940	1,552
ICICI Bank Ltd.	73,800	1,452
GlaxoSmithKline Pharmaceuticals (India) Ltd.	74,700	1,206
Associated Cement Companies Ltd.	143,800	1,177
Indian Petrochemicals Corp., Ltd.	270,687	1,096
Nestle India Ltd.	82,080	1,089
Videsh Sanchar Nigam Ltd.	199,200	1,050
Bank of Baroda	192,950	906
Tata Tea Ltd.	74,900	838
Asian Paints (India) Ltd.	101,475	836
Ashok Leyland Ltd.	1,453,100	809
ABB (India) Ltd.	35,870	798
Indian Hotels Co. Ltd.	57,232	726
Ultratech Cemco Ltd.	89,293	703
Moser Baer India Ltd.	119,140	581
Colgate-Palmolive (India) Ltd.	118,400	504
Castrol (India) Ltd.	102,280	455
Britannia Industries Ltd.	19,800	398
Punjab Tractors Ltd.	65,820	286

		221,550

Indonesia (2.2%)
PT Telekomunikasi Indonesia Tbk	35,663,209	18,676
PT Astra International Tbk	7,877,900	8,638
PT Hanjaya Mandala Sampoerna Tbk	10,357,100	8,418
PT Bank Central Asia Tbk	17,401,760	5,458
PT Indonesian Satellite Corporation Tbk	8,358,263	5,198
PT Bank Rakyat Indonesia Tbk	16,649,500	4,995
PT Bank Mandiri Tbk	21,307,700	4,510
* PT Bumi Resources Tbk	41,191,000	4,134
PT Gudang Garam Tbk	2,044,600	3,759
PT Bank Danamon Tbk	4,342,066	1,978
PT United Tractors Tbk	5,542,166	1,723
PT Perusahaan Gas Negara Tbk	5,397,000	1,501
PT Indofood Sukses Makmur Tbk	14,985,952	1,422
* PT Indocement Tunggal Prakarsa Tbk (Local)	3,253,500	1,225
PT Kalbe Farma Tbk	14,235,196	1,072
PT Bank Indonesia Tbk	22,817,724	1,070
PT Semen Gresik Tbk	527,732	1,059
Ramayana Lestari Sentosa PT Tbk	8,607,620	714
PT Astra Agro Lestari Tbk	1,927,680	631
* PT Lippo Bank (Local) Tbk	5,409,000	496
PT Tempo Scan Pacific Tbk	554,956	466
PT Aneka Tambang Tbk	2,325,315	462
PT Matahari Putra Prima Tbk	4,611,316	327

		77,932

Israel (4.0%)
Teva Pharmaceutical Industries Ltd.	2,098,579	59,953
* Check Point Software Technologies Ltd.	686,763	16,675
Bank Hapoalim Ltd.	2,656,787	9,589
Bank Leumi Le-Israel	2,251,609	6,951
* Bezeq Israeli Telecommunication Corp., Ltd.	3,225,890	4,111
Makhteshim-Agan Industries Ltd.	762,346	4,105
Israel Chemicals Ltd.	1,745,567	4,055
IDB Development Corp. Ltd.	81,152	2,329
* Orbotech Ltd.	107,075	2,238
* M-Systems Flash Disk Pioneers Ltd.	109,625	2,205
* Israel Discount Bank Ltd.	1,559,936	2,204
* Koor Industries Ltd.	39,356	2,128
* Partner Communications Co. Ltd.	227,752	1,899
* Alvarion Ltd.	182,579	1,888
Elbit Systems Ltd.	71,504	1,754
Lipman Electronic Engineering Ltd.	59,200	1,736
* NICE Systems Ltd.	55,650	1,696
* Given Imaging Ltd.	48,748	1,627
Discount Investment Corp. Ltd.	64,533	1,621
United Mizrahi Bank Ltd.	348,596	1,528
* Audiocodes Ltd.	88,000	1,344
* ECI Telecom Ltd.	174,465	1,340
* Radware Ltd.	53,983	1,317
* The Israel Corp. Ltd.-ILS 1 Par	6,151	1,278
* Retalix Ltd.	54,028	1,199
Clal Insurance Enterprise Holdings Ltd.	55,397	1,168
Clal Industries and Investments Ltd.	222,066	1,067
Migdal Insurance Holdings Ltd.	738,228	1,066
Osem Investment Ltd.	100,994	1,024
* Super Sol Ltd.	340,287	863
Elite Industries Ltd. -ILS 1 Par	85,329	798
* Matav-Cable Systems Media Ltd.	47,375	374
Blue Square-Israel Ltd.	34,220	361
		143,491

Luxembourg
Tenaris SA ADR	19,234	948

Mexico (7.1%)
America Movil SA de CV	17,212,648	45,483
* Cemex SA CPO	5,060,258	37,894
Telefonos de Mexico SA	19,272,796	35,841
Wal-Mart de Mexico SA	6,269,007	21,601
Grupo Televisa SA CPO	7,275,684	21,398
America Movil SA de CV Series A	5,555,377	14,655
Fomento Economico Mexicano UBD	2,235,754	11,979
Telefonos de Mexico SA Series A	5,555,377	10,311
Grupo Financerio Banorte SA de CV	1,160,368	7,448
* Grupo Mexico SA de CV	1,224,187	6,144
Alfa SA de CV Series A	1,129,749	5,796
Kimberly Clark de Mexico SA de CV Series A	1,737,732	5,664
Grupo Modelo SA	1,840,781	4,956
Grupo Carso SA de CV Series A1	864,952	4,827
* Corporacion GEO, SA de CV	1,295,175	3,106
Grupo Bimbo SA	1,037,209	2,903
* Corporacion Interamericana de Entretenimiento SA de CV	873,093	2,526
Coca-Cola Femsa SA de CV	957,922	2,463
TV Azteca SA CPO	4,201,514	2,416
Grupo Aeroportuario del Sureste SA de CV	767,400	2,041
* Consorcio ARA SA de CV	522,500	1,901
Industrias Penoles SA Series CP	279,839	1,464
Controladora Comercial Mexicana SA de CV (Units)	1,149,771	1,264
Grupo Continental SA	525,122	957
Vitro SA	587,860	640

		255,678

Peru (0.5%)
Compania de Minas Buenaventura S.A.u	325,733	7,003
Credicorp Ltd.	196,162	3,452
Southern Peru Copper Corp.	49,807	2,328
Minsur SA	689,615	1,862
Edegel SA	2,698,709	1,358
Union de Cervecerias Backus y Johnston SAA	1,835,832	698
Luz del Sur SAA	424,292	595
Compania de Minas Buenaventura SAA ADR	12,400	264

		17,560

Phillipines (0.6%)
* Philippine Long Distance Telephone Co.	149,696	3,873
Bank of Philippine Islands	2,785,220	2,958
Ayala Land, Inc.	15,150,671	2,503
Ayala Corp.	15,064,080	2,161
Globe Telecom, Inc.	107,000	1,797
SM Prime Holdings, Inc.	10,466,320	1,634
San Miguel Corp. Class B	1,089,013	1,542
Metropolitan Bank & Trust Co.	1,735,085	1,024
* Equitable PCI Bank, Inc.	894,300	755
First Philippine Holdings Construction	771,400	581
Jollibee Foods Corp.	1,048,200	514
* Manila Electric Co.	1,067,393	514
Petron Corp.	6,676,146	485
* Filinvest Land, Inc.	11,303,518	316
ABS-CBN Broadcasting Corp.	947,200	314
* Megaworld Corp.	10,263,000	280

		21,251

Poland (2.0%)
Telekomunikacja Polska SA	2,476,608	15,514
Polski Koncern Naftowy SA	1,059,313	12,932
* Powszechna Kasa Oszczednosci Bank Polski S.A	1,415,215	12,048
Bank Polska Kasa Opieki Grupa Pekao SA	235,583	10,103
Bank Przemyslowo Handlowy PBK SA	30,509	4,817
* KGHM Polska Miedz SA	389,419	3,453
Bank Zachodni WBK SA	77,800	2,344
* Agora SA	110,516	2,017
* Prokom Software SA	34,278	1,459
Grupa Kety SA	28,000	1,237
* Bank Rozwoju Eksportu SA	30,225	1,039
* Computerland SA	21,554	807
Frantschach Swiecei SA	44,434	784
Orbis SA	89,250	662
Debica SA	22,227	649
Polska Grupa Farmaceutyczna	31,846	645
* Budimex SA	40,800	642
* Global Trade Centre SA	17,597	577
* Echo Investment SA	20,686	517
* Softbank SA	37,490	319
Przedsiebiorstwo Farmaceutyczne JELFA SA	12,691	219

		72,784

South Africa (12.8%)
Standard Bank Group Ltd.	4,287,539	46,639
Sasol Ltd.	2,018,972	40,834
MTN Group Ltd.	4,695,119	35,454
Old Mutual PLC	13,574,197	32,466
FirstRand Ltd.	10,656,624	24,415
Sanlam Ltd.	9,302,210	19,688
Impala Platinum Holdings Ltd.	223,945	18,779
Telkom South Africa Ltd.	886,857	16,158
AngloGold Ltd.	467,795	15,365
Harmony Gold Mining Co., Ltd.	1,681,018	13,910
Naspers Ltd.	1,057,251	13,282
Barloworld Ltd.	744,215	12,959
Bidvest Group Ltd.	893,376	11,996
* Imperial Holdings Ltd.	696,464	11,823
Sappi Ltd.	761,275	9,749
Tiger Brands Ltd.	596,190	9,606
Gold Fields Ltd.	830,003	9,529
Nedcor Ltd.	696,059	8,505
Anglo American Platinum Corp.	230,674	8,344
Edgars Consolidated Stores Ltd.	161,885	8,138
Ispat Iscor Ltd.	709,665	6,913
Steinhoff International Holdings Ltd.	3,007,000	6,687
JD Group Ltd.	578,139	6,283
* Woolworths Holdings Ltd.	3,027,346	5,610
Nampak Ltd.	2,042,733	5,246
Liberty Group Ltd.	440,367	4,808
* Massmart Holdings Ltd.	669,544	4,697
Truworths International Ltd.	1,622,497	4,629
AVI Ltd	1,141,932	4,562
African Bank Investments Ltd.	1,603,807	4,522
Foschini Ltd.	723,210	4,503
Metropolitan Holdings Ltd. [	2,135,829	3,621
Network Healthcare Holdings Ltd.	4,150,400	3,588
Reunert Ltd.	607,274	3,567
Investec Ltd.	116,854	3,398
Shoprite Holdings Ltd.	1,444,657	3,237
Pick'n Pay Stores Ltd.	776,082	3,113
* Metoz Holdings Ltd.	6,107,115	2,911
Murray & Roberts Holdings Ltd.	1,176,842	2,864
Aveng Ltd.	1,392,840	2,653
* Spar Group Ltd.	592,175	2,216
Alexander Forbes Ltd.	1,160,900	2,182
Tongaat-Hulett Group Ltd.	162,145	1,633

		461,082

South Korea (20.6%)
Samsung Electronics Co., Ltd.	462,032	223,019
Kookmin Bank	1,071,105	45,957
POSCO	200,060	36,383
Hyundai Motor Co. Ltd.	617,595	35,050
SK Telecom Co., Ltd.	142,638	24,897
* Korea Electric Power Corp.	906,801	24,582
Samsung Electronics Co., Ltd. Pfd.	76,750	23,949
LG Electronics Inc.	321,060	22,103
* Shinhan Financial Group Ltd.	790,644	19,853
KT Corp.	480,982	19,582
SK Corp.	315,593	16,772
KT & G Corp.	441,940	13,575
Samsung SDI Co. Ltd.	123,362	13,473
* Hyundai Mobis	196,675	13,444
Shinsegae Co., Ltd.	47,395	13,310
* Hana Bank	442,359	11,755
S-Oil Corp.	159,332	10,254
Samsung Fire & Marine Insurance Co.	129,689	10,117
POSCO ADR	207,000	9,315
Samsung Corp.	522,890	7,317
Hyundai Heavy Industries Co., Inc.	161,330	6,961
* Kia Motors	552,830	6,792
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	340,340	6,123
LG Chem Ltd.	159,562	6,029
Samsung Electro-Mechanics Co.	211,420	5,257
Samsung Securities Co. Ltd.	189,170	5,017
Daelim Industrial Co.	88,660	4,772
* Kangwon Land Inc.	378,468	4,724
Samsung Heavy Industries Co. Ltd.	612,610	4,576
Hyundai Motor Co.	133,081	4,354
CJ Corp.	63,640	4,145
Hankook Tire Co. Ltd.	345,430	3,992
* Korea Exchange Bank	456,350	3,956
* Hyundai Development Co.	213,390	3,818
* NHN Corp.	43,873	3,692
Hanjin Shipping Co., Ltd.	165,020	3,621
Amorepacific Corp.	16,550	3,599
LG Engineering & Construction Co., Ltd.	126,410	3,525
* LG Investment & Securities Co. Ltd.	346,179	3,376
Samsung Electronics Co., Ltd. GDR	14,000	3,360
* NCsoft Corp.	44,835	3,283
Pusan Bank	415,735	3,150
* Daewoo Engineering & Construction Co., Ltd.	474,475	3,128
Daegu Bank	444,725	3,088
S1 Corp.	73,670	2,802
Kumkang Korea Chemical Co., Ltd.	18,520	2,754
Nong Shim Co. Ltd.	11,264	2,664
* Hite Brewery Co., Ltd.	30,660	2,580
Cheil Industrial, Inc.	158,780	2,454
* LG Petrochemical Co., Ltd.	95,650	2,355
* Hyundai Securities Co.	419,199	2,350
* Honam Petrochemical Corp.	50,480	2,338
Korean Air Co. Ltd.	126,108	2,226
LG Electronics Inc.	60,810	2,218
Daishin Securities Co.	146,237	2,196
* Hanwha Chemical Corp.	194,430	2,076
* Yuhan Corp.	21,988	1,921
* Daewoo Securities Co., Ltd.	335,940	1,897
* Hyundai Department Store Co., Ltd.	51,348	1,893
Cheil Communications Inc.	12,150	1,819
* Daewoo Heavy Industries & Machinery Ltd.	206,590	1,686
* LG Cable Ltd.	68,890	1,629
LG Household & Health Care Ltd.	38,842	1,129
* Dae Duck Electronics Co.	138,043	1,123
Samsung Fine Chemicals Co., Ltd.	59,950	1,029
* Daum Communications Corp.	40,340	1,015
* Poongsan Corp.	78,930	951
Hyosung Corp.	81,063	790

		744,940

Taiwan (14.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	45,488,495	74,325
Hon Hai Precision Industry Co., Ltd.	6,287,781	27,660
* United Microelectronics Corp.	40,260,897	25,681
Cathay Financial Holding Co.	11,756,980	23,089
China Steel Corp.	19,037,537	21,296
Nan Ya Plastic Corp.	12,352,070	18,164
Formosa Plastic Corp.	9,914,744	17,290
Mega Financial Holding Co. Ltd.	24,127,224	15,996
AU Optronics Corp.	10,525,525	15,974
Asustek Computer Inc.	4,967,292	13,423
Chinatrust Financial Holding	11,334,648	12,715
Formosa Chemicals & Fibre Corp.	6,038,433	11,100
Chunghwa Telecom Co., Ltd.	5,120,000	10,296
Fubon Financial Holding Co., Ltd.	10,221,100	10,213
* China Development Financial Holding Corp.	23,805,684	10,061
MediaTek Incorporation	1,608,265	9,450
* First Financial Holding Co., Ltd.	10,798,000	9,059
Chi Mei Optoelectronics Corp.	6,203,128	8,947
Acer Inc.	5,311,584	8,345
Taishin Financial Holdings	8,592,212	7,749
Compal Electronics Inc.	7,924,021	7,470
Quanta Computer Inc.	4,397,099	7,323
Hau Nan Financial Holdings Co., Ltd.	7,896,687	6,600
* Chang Hwa Commercial Bank	9,359,094	6,234
Taiwan Cellular Corp.	5,894,360	6,112
Lite-On Technology Corp.	5,332,599	5,546
* Advanced Semiconductor Engineering Inc.	7,978,141	5,465
BENQ Corp.	4,493,564	5,041
SinoPac Holdings	8,327,338	4,815
Shin Kong Financial Holdings Co.	4,932,376	4,805
Delta Electronics Inc.	2,805,185	4,583
* Chunghwa Picture Tubes, Ltd.	9,697,229	4,433
Yuanta Core Pacific Securities Co.	5,611,972	4,126
Far Eastern Textile Ltd.	5,432,237	3,926
International Bank of Taipei	5,112,583	3,872
* Quanta Display Inc.	6,184,000	3,692
Siliconware Precision Industries Co.	4,427,530	3,492
* Winbond Electronics Corp.	9,421,000	3,434
E.Sun Financial Holding Co., Ltd.	4,250,653	3,393
* Tatung Co., Ltd.	8,918,000	3,349
Pou Chen Corp.	3,678,456	3,109
CMC Magnetics Corp.	6,983,700	3,105
Uni-President Enterprises Co.	6,575,590	3,099
* Walsin Lihwa Corp.	6,004,000	2,849
Yang Ming Marine Transport	3,053,985	2,783
* Macronix International Co., Ltd.	12,451,700	2,426
Taiwan Cement Corp.	3,743,895	2,365
President Chain Store Corp.	1,462,985	2,344
Yulon Motor Co., Ltd.	1,977,255	2,324
Fu Sheng Industrial Co., Ltd.	1,635,200	2,153
Synnex Technology International Corp.	1,472,768	2,082
Evergreen Marine Corp.	2,026,384	1,936
Optimax Technology Corp.	768,426	1,895
* Yageo Corp.	5,672,520	1,854
Asia Optical Co., Inc.	308,524	1,842
Asia Cement Corp.	2,705,780	1,836
Cheng Shin Rubber Industry Co., Ltd.	1,474,693	1,789
Ritek Corp.	5,388,194	1,786
Inventec Co., Ltd.	3,363,821	1,744
China Motor Co., Ltd.	1,418,826	1,739
Zyxel Communications Corp.	791,900	1,717
Realtek Semiconductor Corp.	1,648,423	1,699
Wan Hai Lines Ltd.	1,673,368	1,662
Ya Hsin Industrial Co., Ltd.	1,798,291	1,616
Cathay Construction Corp.	2,619,779	1,564
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,997,520	1,545
Polaris Securities Co., Ltd.	2,971,467	1,494
Yieh Phui Enterprise	2,160,000	1,493
China Airlines	2,635,932	1,474
Teco Electric & Machinery Co., Ltd	4,582,000	1,418
Gigabyte Technology Co., Ltd.	1,344,120	1,411
D-Link Corp.	1,237,740	1,404
* EVA Airways Corp.	2,876,868	1,374
Taiwan Glass Industrial Corp.	1,468,549	1,329
Advantech Co., Ltd.	565,122	1,305
Oriental Union Chemical Corp.	1,251,174	1,297
Largan Precision Co., Ltd.	229,740	1,155
Phoenixtec Power Co., Ltd.	995,430	1,154
* Via Technologies Inc.	2,232,046	1,129
Premier Image Technology Corp.	973,025	1,076
Kinpo Electronics, Inc.	2,492,745	1,030
Nien Made Enterprise Co., Ltd.	633,760	992
Micro-Star International Co., Ltd.	1,432,995	964
Elitegroup Computer Systerm Co., Ltd.	1,431,445	909
Nien Hsing Textile Co. Ltd.	956,000	892
Taiwan Styrene Monomer Corp.	1,237,800	887
Formosa Taffeta Co., Ltd.	1,736,899	884
Taiwan Secom Corp., Ltd.	677,248	824
Giant Manufacturing Co., Ltd.	488,270	805
* Compeq Manufacturing Co., Ltd.	2,658,750	769
Prodisc Technology Inc.	1,837,185	710
Systex Corp.	2,161,752	710
* BES Engineering Corp.	3,576,457	702
Eternal Chemical Co., Ltd.	1,030,100	699
* Accton Technology Corp.	1,543,116	681
Shihlin Electric & Engineering Corp.	928,000	636
Sampo Corp.	2,858,000	615
Continental Engineering Corp.	1,171,501	596
* Arima Computer Corp.	2,197,100	566
Wus Printed Circuit Co., Ltd.	1,202,382	535
* Picvue Electronics, Ltd.	1,785,150	234
Shin Kong Financial Holding Co., Ltd. Rights (Exp. 3/7/2005)	257,621	57

		537,617

Thailand (2.8%)
PTT Public Co., Ltd. (Foreign)	2,969,000	14,167
Bangkok Bank PLC (Foreign)	3,309,034	9,955
Advanced Information Services Co. Ltd. (Foreign)	3,125,240	8,591
Siam Cement PLC (Foreign)	1,061,440	7,377
PTT Exploration & Production PLC (Foreign)	924,536	6,905
* Kasikornbank Public Co. Ltd. (Foreign)	4,097,400	6,163
Shin Corp. Public Co. Ltd. (Foreign)	3,655,100	4,123
Siam Commercial Bank PLC (Foreign)	2,452,191	3,164
Siam Cement PLC (Local)	425,390	2,802
Krung Thai Bank Public Co. Ltd.	9,931,500	2,627
Land and Houses Public Co. Ltd.	8,556,100	2,374
Thai Airways International Public Co. Ltd. (Foreign)	1,784,700	2,187
Banpu PLC (Foreign)	483,500	2,107
Siam Commercial Bank Cvt. Pfd.	1,593,144	2,045
Airports of Thailand Public Co. Ltd. (Foreign)	1,518,300	1,920
Bangkok Bank PLC (Local)	651,144	1,807
* True Corp. PCL (Foreign)	5,866,400	1,567
Siam City Cement PLC (Foreign)	223,006	1,504
Sahaviriya Steel Industries Public Co., Ltd. (Foreign)	18,451,400	1,416
BEC World Public Co. Ltd. (Foreign)	3,170,930	1,390
Italian-Thai Development Public Co. Ltd. (Foreign)	4,685,700	1,361
* Thai Olefins Public Co. Ltd.	696,600	1,283
Ratchaburi Electricity Generating Holding Public Co. Ltd. (Foreign)	1,034,900	1,074
Hana Microelectronics Public Co. Ltd. (Foreign)	1,932,500	1,057
* Kasikornbank Public Co., Ltd.	717,800	1,024
TISCO Finance PCL (Foreign)	1,376,900	991
Land and Houses Public Company Limited	3,814,400	979
Electricity Generating PLC (Foreign)	431,248	923
National Finance & Securities PLC (Foreign)	2,306,530	873
Bangkok Expressway PLC (Foreign)	1,218,700	838
Bangkok Bank Public Co. Ltd.	291,200	808
Charoen Pokphand Foods Public Co., Ltd. (Foreign)	8,069,612	779
National Petrochemical PLC (Foreign)	264,416	741
Kiatnakin Finance Public Co. Ltd. (Foreign)	728,600	676
Delta Electronics (Thailand) Public Co. Ltd. (Foreign)	1,279,050	644
Thai Union Frozen Products Public Co., Ltd. (Foreign)	868,500	619
Sino Thai Engineering & Construction Public Co., Ltd. (Foreign)	1,726,900	546
C.P. 7-Eleven Public Co. Ltd.	309,200	457
Siam Makro Public Co. (Foreign)	294,200	431
* ITV Public Co., Ltd. (Foreign)	1,043,900	406
GMM Grammy Public Co. Ltd. (Foreign)	860,800	391
* United Broadcasting Corp. PLC (Foreign)	539,896	385
Kim Eng Securities Thailand Public Co. Ltd.	378,400	375
Siam Cement PLC Non-Voting Depository Receipts	42,200	278
Thai Union Frozen Products Public Co.	129,700	92
Banpu Public Co., Ltd. Non-Voting Depositary Receipts	19,600	85
Electricity Generating PCL Non-Voting Depositary Receipts	30,600	65
Thai Union Frozen Products Public Co., Ltd. Non-Voting Depositary Receipts	80,800	57
* Kasikornbank Public Co., Ltd. Non-Voting Depositary Receipts	38,600	55
Land and Houses Public Co. Ltd. Non-Voting Depositary Receipts	199,000	51
Banpu PLC (Local)	6,500	28
TISCO Finance Public Co., Ltd.	34,000	25
True Corporation Public Company Limited	1,020,789	-

		102,588

Turkey (2.2%)
Akbank T.A.S	1,857,428	11,613
Turkiye Is Bankasi A.S. C Shares	1,741,498	10,236
* Turkiye Garanti Bankasi A.S	1,485,987	5,953
Turkcell Iletisim Hizmetleri A.S	730,459	5,360
* Yapi ve Kredi Bankasi A.S	1,197,774	4,843
Eregli Demir ve Celik Fabrikalari A.S	863,009	4,200
Anadolu Efes Biracilik ve Malt Sanayii A.S	199,639	4,036
Tupras-Turkiye Petrol Rafinerileri A.S	310,544	3,721
KOC Holding A.S	558,986	3,621
Haci Omer Sabanci Holding A.S	849,711	3,595
* Dogan Sirketler Grubu Holding A.S	910,493	2,454
Migros Turk A.S	242,874	1,891
* Dogan Yayin Holding A.S	682,406	1,870
* Arcelik A.S	281,138	1,821
Ford Otomotiv Sanayi A.S	205,576	1,755
Turk Sise ve Cam Fabrikalari A.S	520,923	1,584
Hurriyet Azteccilik ve Matbaacillik A.S	512,650	1,328
* Vestel Elektronik Sanayi ve Ticaret A.S	277,883	1,113
* Tofas Turk Otomobil Fabrikasi A.S	402,665	923
Trakya Cam Sanayii A.S	278,765	856
Aksigorta A.S	186,265	844
* Is Gayrimenkul Yatirim Ortakligi A.S	442,128	725
Cimsa Cemento Sanayi ve Ticaret A.S	173,742	696
Aygaz A.S	228,796	620
* Alarko Holdings A.S	17,290	570
* Tansas Perakende Magazacilik Ticaret A.S	336,363	461
Akcansa Cimento A.S	115,476	458
* Aksa Akrilik Kimya Sanayii A.S	38,185	455
* Adana Cimento Sanayii T.A.S	97,568	345
* Ak Enerji Elektrik Uretimi Otoproduktor Gruba A.S	58,053	311
* Nortel Networks Netas Telekomunikasyon A.S	7,773	212

		78,470

TOTAL COMMON STOCKS
(Cost $2,699,719)		3,595,751

TEMPORARY CASH INVESTMENT

Vanguard Market Liquidity Fund, 2.36%**
(Cost $1,711)	1,711,200	1,711

TOTAL INVESTMENTS (99.5%)
Cost ($2,701,430)		3,597,462

OTHER ASSETS AND LIABILITIES-NET (0.5%)		17,749

NET ASSETS (100%)		$3,615,211

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.
GDR — Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-trades funds), between the time the foreign markets close and the fund’s pricing time, to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its new asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2005, the cost of investment securities for tax purposes was $2,702,479,000. Net unrealized appreciation of investment securities for tax purposes was $894,983,000, consisting of unrealized gains of $1,011,865,000 on securities that had risen in value since their purchase and $116,882,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.